OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Schedule of other operating income/expenses

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Other operating income
Voucher terminated	207,098	—	—	—
Interest due to late payment from customers	163,754	268,578	279,665	11,132,718
Others	104,896	129,513	483,148	19,232,833
Total	475,748	398,091	762,813	30,365,551
Other operating expenses
Foreign exchange losses	695,050	1,035,914	169,672	6,754,190
Penalties	1,131,947	1,496,341	1,167,112	46,459,615
Written off and disposal of long-lived assets	81,165	570,050	732,623	29,163,767
Residual value guarantee remeasurement loss	—	283,468	570,187	22,697,624
Others	139,601	220,477	188,983	7,522,909
Total	2,047,763	3,606,250	2,828,577	112,598,105
Net other operating expenses	(1,572,015)	(3,208,159)	(2,065,764)	(82,232,554)

Schedule of finance income

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Interest income on loan receivables	376,843	291,428	242,770	9,664,026
Interest income on sales-type lease	29,410	61,339	23,963	953,903
Others	16,493	1,763	39,559	1,574,738
Total	422,746	354,530	306,292	12,192,667

Schedule of finance costs

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Contractual coupons on loans and borrowings	10,129,306	15,661,165	17,329,093	689,824,967
Change in amortized costs of financial instruments measured at amortized cost	3,189,365	2,893,999	3,264,743	129,960,710
Others	463,434	552,986	1,720,671	68,495,323
Total	13,782,105	19,108,150	22,314,507	888,281,000

Schedule of basic loss per share and diluted loss per share calculated in accordance with ASC 260

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Net loss attributable to controlling interests	(60,168,126)	(77,265,364)	(99,384,659)	(3,956,238,167)
Net loss attributable to controlling interests adjusted for the effect of dilution	(60,168,126)	(77,265,364)	(99,384,659)	(3,956,238,167)

				Unit: Shares
Weighted average number of ordinary shares for basic earnings per share	2,310,823,009	2,338,415,230	2,339,145,514	2,339,145,514
Weighted average number of ordinary shares adjusted for the effect of dilution	2,310,823,009	2,338,415,230	2,339,145,514	2,339,145,514

	For the year ended December 31,
	2023	2024	2025	2025
	VND	VND	VND	USD
Basic loss per share	(26,038)	(33,042)	(42,488)	(1.7)
Diluted loss per share	(26,038)	(33,042)	(42,488)	(1.7)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

For the year ended December 31, 2025
DPS (Note 22)	620,707,839
Number of outstanding warrants (Note 22)	3,320,822